STATEMENT OF INVESTMENTS
BNY  Mellon  Municipal Income, Inc.

June 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .7%
Collateralized Municipal Backed Securities - .7%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M-048 (cost $1,510,890)	3.15	1/1/2036	1,500,000		1,550,490

Long-Term Municipal Investments - 97.1%
Alabama - 3.2%
Jefferson County, Revenue Bonds, Refunding, Ser. F	0/7.75	10/1/2046	4,000,000	[a]	3,777,840
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	2,500,000		3,374,125
				7,151,965
Arizona - 2.0%
La Paz County Industrial Development Authority, Revenue Bonds (Charter Schools Solutions-Harmony Public Schools Project) Ser. A	5.00	2/15/2046	1,500,000	[b]	1,649,490
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	2,190,000		2,849,278
				4,498,768
California - 5.8%
California, GO (Various Purpose)	6.00	3/1/2033	1,250,000		1,288,850
California, GO (Various Purpose)	6.00	11/1/2035	2,500,000		2,539,675
Santa Ana Community Redevelopment Agency, Tax Allocation Revenue Bonds (Merged Project Area) Ser. A	6.75	3/1/2021	3,000,000	[c]	3,276,540
Tender Option Bond Trust Receipts (Series 2016-XM0371), (Los Angeles Department of Airports, Senior Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.25	13.68	5/15/2029	2,500,000	[b,d,e]	2,837,275
Tender Option Bond Trust Receipts (Series 2016-XM0387), (Los Angeles Department of Airports, Senior Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.00	12.46	5/15/2038	1,000,000	[b,d,e]	1,433,530

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
California - 5.8% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0390), (The Regents of the University of California, General Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	12.67	5/15/2036	935,000	[b,d,e]	1,421,088
				12,796,958
Colorado - 3.6%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Johnson & Wales University) Ser. B	5.00	4/1/2031	1,680,000		1,811,796
Colorado High Performance Transportation Enterprise, Revenue Bonds (C-470 Express Lanes)	5.00	12/31/2051	1,500,000		1,639,065
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. C	5.25	9/1/2025	1,000,000		1,042,830
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. C	5.38	9/1/2026	1,000,000		1,043,760
Tender Option Bond Trust Receipts (Series 2016-XM0385), (Board of Governors of the Colorado State University, System Enterprise Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	12.52	3/1/2038	635,000	[b,d,e]	876,383
Tender Option Bond Trust Receipts (Series 2016-XM0433), (Colorado Springs, Utilities System Improvement Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	12.58	11/15/2043	1,000,000	[b,d,e]	1,482,570
				7,896,404
Connecticut - 1.3%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Corp Obligated Group)	5.00	12/1/2045	2,500,000		2,886,425
District of Columbia - 1.1%
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Income Tax Secured Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	12.59	12/1/2035	1,750,000	[b,d,e]	2,473,047
Florida - 6.2%
Atlantic Beach City, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	1,500,000		1,679,775

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Florida - 6.2% (continued)
Davie, Revenue Bonds (Nova Southeastern University Project) Ser. A	5.63	4/1/2043	1,000,000		1,106,170
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	6.25	10/1/2020	3,980,000		4,026,327
Halifax Hospital Medical Center, Revenue Bonds, Refunding	4.00	6/1/2041	1,000,000		1,040,130
Mid-Bay Bridge Authority, Revenue Bonds, Ser. A	7.25	10/1/2021	2,500,000	[c]	2,818,775
South Lake County Hospital District, Revenue Bonds (South Lake Hospital Inc.) Ser. A	6.25	4/1/2039	1,000,000		1,002,880
St. Johns County Industrial Development Authority, Revenue Bonds (Presbyterian Retirement Communities Project) Ser. A	5.88	8/1/2020	2,000,000	[c]	2,095,620
				13,769,677
Georgia - 3.1%
Atlanta, Revenue Bonds, Ser. A	6.00	11/1/2019	2,900,000	[c]	2,944,834
Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,500,000		1,759,530
Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	1,000,000		1,051,570
Gainesville & Hall County Development Authority, Revenue Bonds, Refunding	5.00	3/1/2037	1,000,000		1,107,110
				6,863,044
Hawaii - 1.1%
Hawaii Department of Budget & Finance, Revenue Bonds (Hawaiian Electric Co Projects)	6.50	7/1/2039	2,400,000		2,410,008
Illinois - 13.9%
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	2,000,000		2,328,060
Chicago, GO, Ser. A	5.50	1/1/2049	1,000,000		1,137,030
Chicago, Revenue Bonds	5.00	11/1/2028	1,000,000		1,134,690
Chicago, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,100,000		1,212,519
Chicago Board of Education, Special Tax Bonds	5.00	4/1/2046	1,725,000		1,890,583
Chicago O'Hare International Airport, Revenue Bonds	5.63	1/1/2035	270,000		286,087
Chicago O'Hare International Airport, Revenue Bonds	5.63	1/1/2021	730,000	[c]	777,224
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	2,000,000		2,331,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Illinois - 13.9% (continued)
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000		1,160,770
Illinois, GO, Ser. A	5.00	5/1/2038	1,250,000		1,391,662
Illinois, GO, Ser. C	5.00	11/1/2029	2,800,000		3,209,192
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2047	1,350,000		1,509,300
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[f]	1,352,725
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) Ser. A	5.00	6/15/2053	2,500,000		2,705,100
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project) Ser. B	5.00	12/15/2028	1,500,000		1,599,465
Railsplitter Tobacco Settlement Authority, Revenue Bonds	6.00	6/1/2021	2,000,000	[c]	2,175,100
Tender Option Bond Trust Receipts (Series 2016-XM0378), (Greater Chicago Metropolitan Water Reclamation District, GO Capital Improvement Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	12.16	12/1/2032	625,000	[b,d,e]	800,413
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	12.52	10/1/2040	1,750,000	[b,d,e]	2,798,127
University of Illinois, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.13	4/1/2036	1,000,000		1,048,530
				30,848,497
Indiana - .5%
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	1,000,000		1,174,670
Iowa - .1%
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. A2	5.75	12/1/2028	220,000		229,841

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Kentucky - .5%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	1,000,000		1,155,990
Louisiana - 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Corp. Project)	3.50	11/1/2032	1,000,000		1,036,750
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Recourse, Underlying Coupon Rate (%) 5.00	12.08	7/1/2047	1,580,000	[b,d,e]	2,452,681
				3,489,431
Maine - .6%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds	7.50	7/1/2032	1,250,000		1,380,462
Maryland - 1.1%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	1,500,000		1,739,355
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor and City Council of Baltimore, Project Revenue Bonds (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	12.49	7/1/2042	500,000	[b,d,e]	744,145
				2,483,500
Massachusetts - 4.4%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Atrius Health Obligated Group) Ser. A	4.00	6/1/2049	1,500,000		1,581,960
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Tufts Medical Center) Ser. I	7.25	1/1/2021	900,000	[c]	978,444

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Massachusetts - 4.4% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Tufts Medical Center) Ser. I	7.25	1/1/2021	600,000	[c]	651,828
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2044	1,810,000		2,064,233
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2026	950,000		1,131,526
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	6.25	7/1/2030	705,000		705,000
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	1,315,000		1,406,485
Tender Option Bond Trust Receipts (Series 2016-XM0386), (University of Massachusetts Building Authority, Project and Refunding Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	12.51	5/1/2043	925,000	[b,d,e]	1,309,495
				9,828,971
Michigan - 2.8%
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2036	3,000,000		3,151,350
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,500,000		1,582,350
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	500,000		564,450
Michigan Strategic Fund, Revenue Bonds, Refunding (Genesee Power Station Project)	7.50	1/1/2021	1,000,000		996,250
				6,294,400
Minnesota - 1.2%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Helath Obligated Group) Ser. A	5.00	2/15/2058	1,000,000		1,138,240
St. Paul Housing and Redevelopment Authority, Revenue Bonds, Refunding (HealthEast Care System Project)	5.00	11/15/2025	1,200,000	[c]	1,450,152
				2,588,392

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Mississippi - 1.0%
Warren County, Revenue Bonds (International Paper Co. Project)	5.38	12/1/2035	2,000,000	2,163,540
Missouri - 1.5%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects) Ser. B	5.00	2/1/2046	2,000,000	2,199,620
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects) Ser. B	2.88	2/1/2022	1,000,000	1,006,170
				3,205,790
Nebraska - .5%
Douglas County Hospital Authority, Revenue Bonds (Childrens Hospital Obligation Group)	5.00	11/15/2036	1,000,000	1,179,430
Nevada - 1.2%
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	1,250,000	1,325,675
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.13	6/1/2058	1,250,000	1,327,825
				2,653,500
New Jersey - 6.3%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co. Project) Ser. A	5.70	10/1/2039	2,000,000	2,019,460
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2040	1,250,000	1,388,775
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000	1,151,150
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	3,000,000	3,416,700
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,250,000	1,410,987
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	2,000,000	2,305,640
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.25	6/15/2033	1,000,000	1,132,110
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,000,000	1,110,160
				13,934,982

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
New Mexico - 1.4%
Farmington, Revenue Bonds, Refunding (Public Service Company of New Mexico San Juan Project) Ser. D	5.90	6/1/2040	3,000,000		3,106,470
New York - 4.9%
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2028	1,500,000		1,628,970
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project)	7.00	3/1/2049	1,435,000		1,442,017
New York Convention Center Development Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	5,600,000	[f]	2,027,928
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	1,500,000		1,647,300
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/2036	1,500,000		1,585,185
Tender Option Bond Trust Receipts (Series 2016-XM0436), (New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	12.59	6/15/2044	1,850,000	[b,d,e]	2,416,229
				10,747,629
North Carolina - .5%
Tender Option Bond Trust Receipts (Series 2016-XM0444), (North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Duke University Health System)) Recourse, Underlying Coupon Rate (%) 5.00	15.09	6/1/2042	1,000,000	[b,d,e]	1,158,230
Ohio - 1.5%
Butler County, Revenue Bonds	5.50	11/1/2020	1,050,000	[c]	1,106,532
Butler County, Revenue Bonds	5.50	11/1/2020	450,000	[c]	474,228
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2057	1,000,000		1,104,780

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Ohio - 1.5% (continued)
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corp. Project) Ser. E	5.63	10/1/2019	600,000		603,378
				3,288,918
Pennsylvania - 6.0%
Allentown City School District, GO, Refunding (Insured; Build American Mutual) Ser. B	5.00	2/1/2032	1,255,000		1,542,533
Clairton Municipal Authority, Revenue Bonds, Ser. B	5.00	12/1/2042	1,000,000		1,072,320
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement - Life Communities Inc. Obligated Group)	5.00	11/15/2036	1,000,000		1,153,020
Pennsylvania Higher Educational Facilities Authority, Revneue Bonds, Refunding (Universicty of Sciences)	5.00	11/1/2033	2,000,000		2,244,600
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 114A	3.35	10/1/2026	1,500,000		1,531,320
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2046	1,000,000		1,148,070
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	1,000,000		1,206,260
Philadelphia, GO, Refunding	6.50	8/1/2020	1,750,000	[c]	1,846,127
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Health System Revenue Bonds (Geisinger Health System)) Non-recourse , Underlying Coupon Rate (%) 5.13	13.03	6/1/2041	500,000	[b,d,e]	618,175
Tender Option Bond Trust Receipts (Series 2018-XM0594), (Berks County Industrial Development Authority, Health System Revenue Bonds, Refunding (Tower Health Project)) Recourse, Underlying Coupon Rate (%) 5.00	12.33	11/1/2050	615,000	[b,d,e]	964,917
				13,327,342
South Carolina - 3.3%
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds Obligations (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.00	9.97	12/1/2043	1,600,000	[b,d,e]	2,091,664

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
South Carolina - 3.3% (continued)
Tobacco Settlement Revenue Management Authority, Revenue Bonds, Ser. B	6.38	5/15/2030	3,750,000		5,264,475
				7,356,139
Tennessee - .3%
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	11.84	7/1/2040	500,000	[b,d,e]	732,445
Texas - 5.7%
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.25	12/1/2034	1,000,000		1,032,190
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2052	4,000,000	[f]	972,880
Houston, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2025	1,300,000		1,385,592
La Vernia Higher Education Finance Corp., Revenue Bonds (KIPP Texas Inc.) Ser. A	6.25	8/15/2019	1,250,000	[c]	1,257,200
North Texas Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	5.13	12/1/2042	2,000,000		2,109,100
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Electric and Gas Systems Junior Lien Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	12.52	2/1/2043	1,575,000	[b,d,e]	2,210,843
Tender Option Bond Trust Receipts (Series 2016-XM0443), (Texas A&M University System Board of Regents, Financing System Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	15.10	5/15/2039	1,000,000	[b,d,e]	1,157,820
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2055	1,000,000		1,100,280
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,200,000		1,324,032
				12,549,937

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.1% (continued)
U.S. Related - 1.8%
Guam, Revenue Bonds, Ser. A	5.75	12/1/2019	1,500,000	[c] 1,528,005
Puerto Rico Commonwealth, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,250,000	1,312,900
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000	1,133,900
				3,974,805
Utah - .7%
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2040	1,500,000	1,608,255
Virginia - 1.0%
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2056	2,000,000	2,246,160
Washington - 4.9%
Tender Option Bond Trust Receipts (Series 2017-XF2423), (King County, Server Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	12.61	1/1/2029	750,000	[b,d,e] 910,913
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	7.20	7/1/2058	6,500,000	[b,d,e] 8,529,365
Washington Health Care Facilities Authority, Revenue Bonds (Catholic Health Initiatives)	6.38	10/1/2036	1,500,000	1,505,625
				10,945,903
Wisconsin - .5%
Public Finance Authority, Revenue Bonds (Denver International Airport Great Hall Project)	5.00	9/30/2037	1,000,000	1,162,880
Total Long-Term Municipal Investments (cost $195,721,923)			215,562,805
Total Investments (cost $197,232,813)			97.8%	217,113,295
Cash and Receivables (Net)			15.8%	35,165,087
Preferred Stock, at redemption value			(13.6%)	(30,225,000)
Net Assets Applicable to Common Shareholders			100.0%	222,053,382

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $41,068,845 or 18.5% of net assets.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
BNY  Mellon  Municipal Income, Inc.

June 30, 2019 (Unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	217,113,295	-	217,113,295

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

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fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2019, accumulated net unrealized appreciation on investments was $19,880,482, consisting of $19,908,512 gross unrealized appreciation and $28,030 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.